Share-Based Compensation - Stock Options (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock Options
Beginning balance (in shares)	15,712,434	3,209,063
Exercised (in shares)	(194,977)
Cancelled/Forfeited/Expired (in shares)	(556,497)
Ending balance (in shares)	14,960,960	15,712,434	3,209,063
Vested and exercisable, end of period (in shares)	4,549,923	463,816	1,375
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 2.19
Exercised (in dollars per share)	0.54
Cancelled/Forfeited/Expired (in dollars per share)	0.63
Ending balance (in dollars per share)	2.27	$ 2.19
Vested and exercisable, end of period (in dollars per share)	$ 0.80
Weighted-Averages Life (Years) and Aggregate Intrinsic Value
Weighted- Averages Life (Years)	8 years 8 months 12 days	9 years 2 months 12 days
Weighted-average life, vested and exercisable	8 years	8 years 3 months 18 days
Intrinsic value, Ending	$ 472,858
Aggregate intrinsic value, vested and exercisable	$ 150,512
Previously Reported
Stock Options
Beginning balance (in shares)	5,031,310
Ending balance (in shares)		5,031,310
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 6.85
Ending balance (in dollars per share)		$ 6.85
Weighted-Averages Life (Years) and Aggregate Intrinsic Value
Weighted- Averages Life (Years)		9 years 2 months 12 days
Intrinsic value, Beginning	$ 120,491
Intrinsic value, Ending		$ 120,491
Revision of Prior Period, Adjustment
Stock Options
Beginning balance (in shares)	10,681,124
Ending balance (in shares)		10,681,124
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ (4.66)
Ending balance (in dollars per share)		$ (4.66)